Restructuring (Tables)	3 Months Ended
Sep. 27, 2014
Restructuring Charges [Abstract]
Restructuring and Related Costs [Table Text Block]
The following summarizes the Company's restructuring activity for the three months ended September 27, 2014 and September 28, 2013 (in millions):

	Three Months Ended
	September 27, 2014	September 28, 2013
Beginning balance	$16.4	$2.9
Additional charges	1.7	2.1
Payments	(13.5)	(1.4)
Non-cash adjustments	(0.7)	—
Ending balance	$3.9	$3.6